DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Liquidity (Details) - USD ($)		12 Months Ended
	Dec. 30, 2021	Dec. 31, 2022	Mar. 31, 2023	Dec. 16, 2022	May 24, 2022	Jan. 28, 2022	Dec. 31, 2021
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Working capital		$ 2,114,252	$ 4,308,376
Operating bank accounts		153,563
Amount of convertible promissory note		1,500,000			$ 1,500,000
Convertible promissory note outstanding		$ 1,341,000	1,341,000				$ 0
Share Price		$ 0.04
Percentage of transactional fee paid		50.00%
Percentage of amount deposited in trust account		50.00%
Maximum borrowing capacity of related party promissory note				$ 468,821
Outstanding amount		$ 39,068					0
Aggregate principal amount		1,500,000			1,500,000
2022 Promissory Note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Borrowed aggregate principal amount				1,000,000
Promissory Note - Related Party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum borrowing capacity of related party promissory note	$ 544,000
Outstanding amount		544,000	544,000
Promissory Note - Related Party | 2022 Promissory Note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Borrowed aggregate principal amount				1,000,000
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Due to the Sponsor for certain reimbursable expenses		27,854
Sponsor | Promissory Note - Related Party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum borrowing capacity of related party promissory note				468,821
Borrowed aggregate principal amount				$ 468,821	$ 1,500,000
Outstanding amount		544,000					544,000
Sponsor | Promissory Note - Related Party | 2021 Promissory Note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Due to the Sponsor for certain reimbursable expenses	544,000
Maximum borrowing capacity of related party promissory note	$ 544,000
Outstanding amount		544,000	544,000
Sponsor | Promissory Note - Related Party | 2022 Promissory Note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Borrowed aggregate principal amount						$ 400,000
Outstanding amount		$ 400,000	$ 400,000				$ 0